Supplement to the
Fidelity® Commodity Strategy Fund
September 29, 2010
Prospectus

Jeffrey Adams no longer serves as a portfolio manager of the fund. All references to Mr. Adams are no longer applicable.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section beginning on page 5.

Lou Bottari (portfolio manager), Bobe Simon (portfolio manager), and Patrick Waddell (portfolio manager) have managed the fund since October 2009.

Maximilian Kaufmann (portfolio manager) has managed the fund since December 2009.

Eric Matteson (assistant portfolio manager) has managed the fund since September 2010.

The following information replaces the biographical information for Bobe Simon found in the "Fund Management" section on page 16.

Bobe Simon has been a portfolio manager with Geode since April 2005. He has served as a portfolio manager of the fund since October 2009, as well as for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

FCR-11-01 May 10, 2011
1.905905.102

Supplement to the

Fidelity® Commodity Strategy Fund (FFCSX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

Jeffrey Adams no longer serves as a portfolio manager of the fund. Accordingly, the following information replaces the similar information found in the "Management Contract" section on page 31 and all other references to Mr. Adams in the "Management Contract" section are no longer applicable.

Fidelity Commodity Strategy Fund is managed by Geode, a sub-adviser to the fund. Bobe Simon is a portfolio manager of the fund and receives compensation for his services. Lou Bottari is a portfolio manager of the fund and receives compensation for his services. Maximilian Kaufmann is a portfolio manager of the fund and receives compensation for his services. Patrick Waddell is a portfolio manager of the fund and receives compensation for his services. Effective September 2010, Eric Matteson is an assistant portfolio manager of the fund and receives compensation for his services. Information with respect to Mr. Matteson's holdings and accounts managed will be updated in a supplement to this SAI. As of July 31, 2010 (September 30, 2010 for Mr. Matteson), portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager's compensation may be deferred based on criteria established by Geode.

The following information supplements similar information found in the "Management Contract" section beginning on page 31.

The following table provides information relating to other accounts managed by Mr. Matteson as of September 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	2	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 8,447	$ 4,623	$ 967
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Commodity Strategy Fund ($81 (in millions) assets managed).

As of September 30, 2010, the dollar range of shares of Fidelity Commodity Strategy Fund beneficially owned by Mr. Matteson was none.

FCRB-11-01 May 10, 2011
1.908279.103

Supplement to the
Fidelity® Series Global ex U.S. Index Fund
December 30, 2010
Prospectus

Jeffrey Adams no longer serves as portfolio manager of the fund. All references to Mr. Adams are no longer applicable.

SGX-11-01 May 10, 2011
1.905959.102

Supplement to the

Fidelity® Series Global ex U.S. Index Fund (FSGEX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Jeffrey Adams no longer serves as a portfolio manager of the fund. All references to Mr. Adams in the "Management Contract" section beginning on page 34 are no longer applicable.

SGXB-11-01 May 10, 2011
1.903402.102

Supplement to the
Fidelity® Series Commodity Strategy Fund
September 29, 2010
Prospectus

Jeffrey Adams no longer serves as a portfolio manager of the fund. All references to Mr. Adams are no longer applicable.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section beginning on page 5.

Lou Bottari (portfolio manager), Bobe Simon (portfolio manager), and Patrick Waddell (portfolio manager) have managed the fund since October 2009.

Maximilian Kaufmann (portfolio manager) has managed the fund since December 2009.

Eric Matteson (assistant portfolio manager) has managed the fund since September 2010.

The following information replaces the biographical information for Bobe Simon found in the "Fund Management" section on page 16.

Bobe Simon has been a portfolio manager with Geode since April 2005. He has served as a portfolio manager of the fund since October 2009, as well as for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

SCR-S-11-01 May 10, 2011
1.905901.102

Supplement to the

Fidelity® Series Commodity Strategy Fund (FCSSX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

Jeffrey Adams no longer serves as a portfolio manager of the fund. Accordingly, the following information replaces the similar information found in the "Management Contract" section on page 31 and all other references to Mr. Adams in the "Management Contract" section are no longer applicable.

Fidelity Series Commodity Strategy Fund is managed by Geode, a sub-adviser to the fund. Bobe Simon is a portfolio manager of the fund and receives compensation for his services. Lou Bottari is a portfolio manager of the fund and receives compensation for his services. Maximilian Kaufmann is a portfolio manager of the fund and receives compensation for his services. Patrick Waddell is a portfolio manager of the fund and receives compensation for his services. Effective September 2010, Eric Matteson is an assistant portfolio manager of the fund and receives compensation for his services. Information with respect to Mr. Matteson's holdings and accounts managed will be updated in a supplement to this SAI. As of July 31, 2010 (September 30, 2010 for Mr. Matteson), portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager's compensation may be deferred based on criteria established by Geode.

The following information supplements similar information found in the "Management Contract" section beginning on page 30.

The following table provides information relating to other accounts managed by Eric Matteson as of September 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	2	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 8,447	$ 4,623	$ 967
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Series Commodity Strategy Fund ($6,738 (in millions) assets managed).

As of September 30, 2010, the dollar range of shares of Fidelity Series Commodity Strategy Fund beneficially owned by Mr. Matteson was none.

SCR-SB-11-01 May 10, 2011
1.908785.103

Supplement to the
Fidelity® Series Commodity Strategy Fund
Class F
September 29, 2010
Prospectus

Jeffrey Adams no longer serves as a portfolio manager of the fund. All references to Mr. Adams are no longer applicable.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section beginning on page 5.

Lou Bottari (portfolio manager), Bobe Simon (portfolio manager), and Patrick Waddell (portfolio manager) have managed the fund since October 2009.

Maximilian Kaufmann (portfolio manager) has managed the fund since December 2009.

Eric Matteson (assistant portfolio manager) has managed the fund since September 2010.

The following information replaces the biographical information for Bobe Simon found in the "Fund Management" section on page 16.

Bobe Simon has been a portfolio manager with Geode since April 2005. He has served as a portfolio manager of the fund since October 2009, as well as for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

SCR-F-11-01 May 10, 2011
1.905900.102

Supplement to the

Fidelity® Series Commodity Strategy Fund (FSCFX)

A Fund of Fidelity Fixed-Income Trust

Class F

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

Jeffrey Adams no longer serves as a portfolio manager of the fund. Accordingly, the following information replaces the similar information found in the "Management Contract" section on page 31 and all other references to Mr. Adams in the "Management Contract" section are no longer applicable.

Fidelity Series Commodity Strategy Fund is managed by Geode, a sub-adviser to the fund. Bobe Simon is a portfolio manager of the fund and receives compensation for his services. Lou Bottari is a portfolio manager of the fund and receives compensation for his services. Maximilian Kaufmann is a portfolio manager of the fund and receives compensation for his services. Patrick Waddell is a portfolio manager of the fund and receives compensation for his services. Effective September 2010, Eric Matteson is an assistant portfolio manager of the fund and receives compensation for his services. Information with respect to Mr. Matteson's holdings and accounts managed will be updated in a supplement to this SAI. As of July 31, 2010 (September 30, 2010 for Mr. Matteson), portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager's compensation may be deferred based on criteria established by Geode.

The following information supplements similar information found in the "Management Contract" section beginning on page 30.

The following table provides information relating to other accounts managed by Eric Matteson as of September 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	2	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 8,447	$ 4,623	$ 967
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Series Commodity Strategy Fund ($6,738 (in millions) assets managed).

As of September 30, 2010, the dollar range of shares of Fidelity Series Commodity Strategy Fund beneficially owned by Mr. Matteson was none.

SCR-FB-11-01 May 10, 2011
1.908786.103